PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 1,572	$ 1,272
Accumulated depreciation	1,188	1,072
Property and equipment, net	384	200
Depreciation expenses	123	87	$ 108
Computers and related equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	649	371
Accumulated depreciation	373	280
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	499	482
Accumulated depreciation	408	393
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	424	419
Accumulated depreciation	$ 407	$ 399